Losses per share (Table) (details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Earnings Per Share Reconciliation [Abstract]
Net loss attributable to Dryships Inc.	$ (40,185)	$ (134,845)
Less: Allocation of undistributed earnings to non vested stock	(115)	(23)
Basic and diluted LPS
Amount per share	$ (0.10)	$ (0.35)
Weighted average number of outstanding shares	411,363,240	382,657,244
Loss attributable to common stockholders	$ (40,300)	$ (134,868)